LVIP Loomis Sayles Global Growth Fund
Schedule of Investments
March 31, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.87%
Argentina–4.83%
†MercadoLibre	28,717	$ 14,030,552
		14,030,552
Brazil–1.23%
Ambev ADR	1,555,042	3,576,597
		3,576,597
China–17.70%
†Alibaba Group Holding ADR	93,283	18,141,678
†Baidu ADR	58,325	5,878,577
■Tencent Holdings	222,900	11,017,410
†Trip.com Group ADR	199,645	4,681,675
Yum China Holdings	273,309	11,651,163
		51,370,503
Denmark–2.96%
Novo Nordisk Class B	143,743	8,583,763
		8,583,763
France–2.63%
Danone	73,252	4,687,995
Sodexo	43,619	2,929,241
		7,617,236
Hong Kong–0.55%
†Budweiser Brewing Co. APAC	617,013	1,586,789
		1,586,789
Japan–1.16%
FANUC	25,200	3,367,370
		3,367,370
Netherlands–3.64%
†Adyen	8,412	7,149,311
NXP Semiconductors	41,266	3,422,189
		10,571,500
Switzerland–10.79%
Nestle	67,354	6,894,880
Novartis	106,201	8,761,453
Roche Holding	48,681	15,662,715
		31,319,048
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
United Kingdom–5.96%
Experian	281,062	$ 7,811,087
Reckitt Benckiser Group	47,299	3,603,029
Unilever CVA	119,421	5,869,689
		17,283,805
United States–47.42%
†Alphabet Class A	10,894	12,658,283
†Amazon.com	10,610	20,686,529
†Autodesk	28,771	4,491,153
Colgate-Palmolive	75,920	5,038,051
Core Laboratories	14,317	148,038
Deere & Co.	69,879	9,654,483
Expeditors International of Washington	63,236	4,219,106
†Facebook Class A	82,303	13,728,140
Microsoft	70,214	11,073,450
Oracle	262,315	12,677,684
Procter & Gamble	38,882	4,277,020
QUALCOMM	73,375	4,963,819
†salesforce.com	52,626	7,577,091
Schlumberger	203,061	2,739,293
SEI Investments	79,340	3,676,616
†Under Armour Class A	408,930	3,766,245
Visa Class A	87,614	14,116,368
Yum Brands	31,115	2,132,311
		137,623,680
Total Common Stock (Cost $313,957,237)		286,930,843

MONEY MARKET FUND–0.10%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 0.32%)	294,472	294,472
Total Money Market Fund (Cost $294,472)		294,472

TOTAL INVESTMENTS–98.97% (Cost $314,251,709)	287,225,315
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.03%	2,976,314
NET ASSETS APPLICABLE TO 27,951,734 SHARES OUTSTANDING–100.00%	$290,201,629

† Non-income producing.
■ Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

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LVIP Loomis Sayles Global Growth Fund
Schedule of Investments (continued)
Summary of Abbreviations:
ADR–American Depositary Receipt
CVA–Dutch Certificate
See accompanying notes.
LVIP Loomis Sayles Global Growth Fund–2

LVIP Loomis Sayles Global Growth Fund
Notes
March 31, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Loomis Sayles Global Growth Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Loomis Sayles Global Growth Fund–3

LVIP Loomis Sayles Global Growth Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Argentina	$14,030,552	$—	$—	$14,030,552
Brazil	3,576,597	—	—	3,576,597
China	40,353,093	11,017,410	—	51,370,503
Denmark	—	8,583,763	—	8,583,763
France	—	7,617,236	—	7,617,236
Hong Kong	—	1,586,789	—	1,586,789
Japan	—	3,367,370	—	3,367,370
Netherlands	10,571,500	—	—	10,571,500
Switzerland	—	31,319,048	—	31,319,048
United Kingdom	—	17,283,805	—	17,283,805
United States	137,623,680	—	—	137,623,680
Money Market Fund	294,472	—	—	294,472
Total Investments	$206,449,894	$80,775,421	$—	$287,225,315
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at March 31, 2020, the majority of the Fund’s common stock investments was categorized as Level 2.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. The Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP Loomis Sayles Global Growth Fund–4